091-02016

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| For Internal Use Only | | Submit 1 Original | | OMB Apr |
| Sec File No. 91 - | | and 9 Copies | | Expires: |
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RECEIVED
2007 SEP -7 AM 11:54
SEC / MR

07070957

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
**FORM 19b-4(e)**

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**Dow Jones STOXX Select Dividend 30 Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

PROCESSED
OCT 03 2007
THOMSON FINANCIAL

6. Ticker Symbol(s) of New Derivative Securities Product:

**FDD**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**Copenhagen Stock Exchange (OMX Nordic Exchange), Dublin Stock Exchange, Euronext Brussels, Euronext Paris, London Stock Exchange, Milan Stock Exchange (Borsa Italiana), Oslo Bors (Oslo Stock Exchange), Stockholm Stock Exchange (OMX Nordic Exchange), Virt-x Exchange Limited, Wiener Borse, Xetra**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Mary Yeager**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2062**

Manual Signature of Official Responsible for Form:

M Yeager

**September 5, 2007**

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | SEP - 7 2007 |

SEC 2449 (1/99)

**Mary Yeager**
*Corporate Secretary*

NYSE Arca.

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

RECEIVED
2007 SEP -7 AM 11:55
SEC / MR

**Via Overnight Mail**

September 6, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – First Trust Exchange-Traded Fund II and Market Vectors ETF Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- First Trust Exchange-Traded Fund II, First Trust DJ STOXX Select Dividend 30 Index Fund (Ticker Symbol FDD);
- First Trust Exchange-Traded Fund II, First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (Ticker Symbol FFR); and
- Market Vectors ETF Trust, Market Vectors—Agribusiness ETF (Ticker Symbol MOO).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | SEP - 7 2007 |

END